LOANS, NET	12 Months Ended
Dec. 31, 2021
LOANS, NET [Abstract]
LOANS, NET
7	LOANS, NET

a)	This item consists of the following:

	2021	2020
	S/(000)	S/(000)
Direct loans -
Loans	120,621,183	115,213,536
Leasing receivables	6,446,450	5,775,917
Credit cards	5,626,026	5,629,189
Factoring receivables	3,572,697	2,153,689
Discounted notes	2,718,321	1,483,723
Advances and overdrafts in current account	69,238	52,807
Refinanced loans	1,800,465	1,669,395
Total direct loans	140,854,380	131,978,256

Internal overdue loans and under legal collection loans	5,562,439	4,685,569
	146,416,819	136,663,825
Add (less) -
Accrued interest	1,280,262	1,197,489
Unearned interest	(99,669)	(201,429)
Total direct loans	147,597,412	137,659,885
Expected loss provision for direct loans (c)	(8,477,308)	(9,898,760)
Total direct loans, net	139,120,104	127,761,125

The credits granted as part of the Reactiva Perú program are guaranteed by the Peruvian Government. The total granted through this program as of December 31, 2021 is S/18,404.6 million (S/24,286.5 million as of December 31, 2020). Likewise, as of December 31,2021, loans from the Reactiva Perú program were rescheduled for an amount of S/7,539.9 million. Likewise, the Group has repurchase agreements which guarantees are detailed in Note 5(c). See more details of this program in the Note 2(b).

The government, to serve small companies that the Reactiva Perú program does not reach, has established the Business Support Fund for the MYPE (FAE-MYPE) which represents for MiBanco a total of S/14.8 million and S/209.9 million for FAE-MYPE 1 and FAE-MYPE 2, respectively as of December 31, 2021 (S/79.9 million and S/273.6 million for FAE-MYPE 1 and FAE-MYPE 2, respectively as of December 31, 2020). Likewise, as of December 31,2021, loans from the FAE-MYPE 2 program were rescheduled for an amount of S/55.9 million. See more details of this program in the Note 2(b).

Due COVID-19 Pandemic effects, BCP and MiBanco, the main Subsidiaries of Credicorp have offered its clients the opportunity to reschedule their loans for 30 or 90 days without incurring in overdue fees and interest on capital. As of December 31, 2021, the rescheduled portfolio amounted to S/20,961.1 million (S/24,813.2 million as of December 31, 2020).

In the loan portfolio, the most vulnerable microfinance operations correspond to Mibanco, and in BCP stand-alone to the Pyme and consumer loans, where debt reprogramming rates reached 5.3 percent, 34.0 percent and 11.4 percent respectively as of December 31, 2021 (15.3 percent, 20.8 percent and 33.5 percent respectively as of December 31, 2020).

b)	As of December 31, 2021 and 2020, the composition of the gross credit balance is as follows:

	2021	2020
	S/(000)	S/(000)

Direct loans	146,416,819	136,663,825
Indirect loans, Note 21(a)	22,914,343	20,973,810
Due from customers on banker’s acceptances 3(r)	532,404	455,343
Total	169,863,566	158,092,978

The movement of gross balance of loan portfolio by stages is as follows for the periods of 2021 and 2020:

Stage 1
Loans by class	Balance at December 31, 2020	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans, liquidation, write- offs and forgivens, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	84,366,795	(13,032,923)	(912,504)	8,283,495	464,932	5,398,312	1,482,015	–	4,231,341	90,281,463
Residential mortgage loans	18,063,315	(2,595,038)	(226,183)	1,622,944	76,745	1,378,089	(45,768)	(474)	428,559	18,702,189
Micro-business loans	11,580,793	(12,106,836)	(332,694)	4,401,320	142,517	9,164,707	(2,193,954)	–	147,843	10,803,696
Consumer loans	9,980,504	(4,602,656)	(685,511)	1,961,919	72,304	4,394,600	757,707	–	114,956	11,993,823
Total	123,991,407	(32,337,453)	(2,156,892)	16,269,678	756,498	20,335,708	–	(474)	4,922,699	131,781,171

Stage 2
Loans by class	Balance at December 31, 2020	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans, liquidation, write- offs and forgivens, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	10,090,159	(8,283,495)	(3,350,523)	13,032,923	800,280	(2,042,256)	800,739	–	294,582	11,342,409
Residential mortgage loans	1,360,460	(1,622,944)	(516,497)	2,595,038	185,299	(255,142)	(5,529)	–	17,440	1,758,125
Micro-business loans	8,451,947	(4,401,320)	(1,921,386)	12,106,836	164,077	(4,686,408)	(794,634)	–	8,246	8,927,358
Consumer loans	2,584,176	(1,961,919)	(854,967)	4,602,656	214,329	(1,666,707)	(576)	–	4,083	2,921,075
Total	22,486,742	(16,269,678)	(6,643,373)	32,337,453	1,363,985	(8,650,513)	–	–	324,351	24,948,967

Stage 3
Loans by class	Balance at December 31, 2020	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans, liquidation, write- offs and forgivens, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	6,850,481	(464,932)	(800,280)	912,504	3,350,523	(1,413,990)	5,957	(30,101)	346,581	8,756,743
Residential mortgage loans	1,144,605	(76,745)	(185,299)	226,183	516,497	(270,401)	(3,696)	(9,126)	29,128	1,371,146
Micro-business loans	1,978,448	(142,517)	(164,077)	332,694	1,921,386	(2,017,681)	(9,675)	(6,629)	14,261	1,906,210
Consumer loans	1,641,295	(72,304)	(214,329)	685,511	854,967	(1,808,007)	7,414	(1,237)	6,019	1,099,329
Total	11,614,829	(756,498)	(1,363,985)	2,156,892	6,643,373	(5,510,079)	–	(47,093)	395,989	13,133,428

Consolidated 3 Stages
Loans by class	Balance at December 31, 2020	Loan write- offs	New loans, liquidation and forgivens, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	101,307,435	(157,472)	2,099,538	2,288,711	(30,101)	4,872,504	110,380,615
Residential mortgage loans	20,568,380	(30,217)	882,763	(54,993)	(9,600)	475,127	21,831,460
Micro-business loans	22,011,188	(1,477,691)	3,938,309	(2,998,263)	(6,629)	170,350	21,637,264
Consumer loans	14,205,975	(1,263,951)	2,183,837	764,545	(1,237)	125,058	16,014,227
Total	158,092,978	(2,929,331)	9,104,447	–	(47,567)	5,643,039	169,863,566

Stage 1
Loans by class	Balance at December 31, 2019	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans, liquidation, write- offs and forgivens, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	75,838,248	(11,454,423)	(1,156,992)	6,357,672	208,847	9,161,013	3,077,315	–	2,335,115	84,366,795
Residential mortgage loans	17,903,028	(2,119,501)	(85,736)	965,659	10,610	1,064,765	7,965	–	316,525	18,063,315
Micro-business loans	13,782,323	(12,403,714)	(395,404)	2,699,000	117,762	10,635,242	(3,006,249)	–	151,833	11,580,793
Consumer loans	12,222,858	(4,958,492)	(769,528)	2,018,818	21,518	1,438,695	(79,031)	–	85,666	9,980,504
Total	119,746,457	(30,936,130)	(2,407,660)	12,041,149	358,737	22,299,715	–	–	2,889,139	123,991,407

Stage 2
Loans by class	Balance at December 31, 2019	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans, liquidation, write- offs and forgivens, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	4,883,039	(6,357,672)	(1,690,324)	11,454,423	301,053	421,704	915,980	–	161,956	10,090,159
Residential mortgage loans	778,702	(965,659)	(276,415)	2,119,501	7,597	(317,002)	173	–	13,563	1,360,460
Micro-business loans	1,839,597	(2,699,000)	(1,001,599)	12,403,714	95,468	(1,283,205)	(906,426)	–	3,398	8,451,947
Consumer loans	2,210,504	(2,018,818)	(1,235,709)	4,958,492	62,822	(1,385,764)	(9,727)	–	2,376	2,584,176
Total	9,711,842	(12,041,149)	(4,204,047)	30,936,130	466,940	(2,564,267)	–	–	181,293	22,486,742

Stage 3
Loans by class	Balance at December 31, 2019	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans, liquidation, write- offs and forgivens, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,771,417	(208,847)	(301,053)	1,156,992	1,690,324	606,823	9,933	(14,938)	139,830	6,850,481
Residential mortgage loans	994,991	(10,610)	(7,597)	85,736	276,415	(207,041)	1	(8,167)	20,877	1,144,605
Micro-business loans	1,350,858	(117,762)	(95,468)	395,404	1,001,599	(566,112)	2,738	(3,934)	11,125	1,978,448
Consumer loans	848,650	(21,518)	(62,822)	769,528	1,235,709	(1,115,561)	(12,672)	(3,607)	3,588	1,641,295
Total	6,965,916	(358,737)	(466,940)	2,407,660	4,204,047	(1,281,891)	–	(30,646)	175,420	11,614,829

Consolidated 3 Stages
Loans by class	Balance at December 31, 2019	Loan write- offs	New loans, liquidation and forgivens, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	84,492,704	(115,471)	10,305,011	4,003,228	(14,938)	2,636,901	101,307,435
Residential mortgage loans	19,676,721	(39,862)	580,584	8,139	(8,167)	350,965	20,568,380
Micro-business loans	16,972,778	(506,473)	9,292,398	(3,909,937)	(3,934)	166,356	22,011,188
Consumer loans	15,282,012	(531,964)	(530,666)	(101,430)	(3,607)	91,630	14,205,975
Total	136,424,215	(1,193,770)	19,647,327	–	(30,646)	3,245,852	158,092,978

c)
As of December 31, 2021, and 2020, the allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan losses is shown below for direct loans and indirect loans and due from customers on banker’s acceptances:

Stage 1
Loans by class	Balance at December 31, 2020	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans, liquidation, write-offs and forgivens, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	721,503	(336,903)	(21,434)	305,143	29,199	(3,446)	(178,612)	67,526	–	24,904	607,880
Residential mortgage loans	157,935	(46,021)	(3,699)	60,588	39,211	48,386	(184,733)	158	–	4,881	76,706
Micro-business loans	610,188	(659,532)	(18,743)	276,189	25,295	834,576	(583,915)	(63,200)	–	13,304	434,162
Consumer loans	355,436	(305,127)	(25,628)	202,265	82,773	204,751	(199,591)	(4,484)	–	7,202	317,597
Total	1,845,062	(1,347,583)	(69,504)	844,185	176,478	1,084,267	(1,146,851)	–	–	50,291	1,436,345

Stage 2	Balance at December 31, 2020	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans, liquidation, write-offs and forgivens, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	666,002	(305,143)	(299,463)	336,903	97,276	(197,390)	264,953	83,136	–	6,507	652,781
Residential mortgage loans	111,739	(60,588)	(45,120)	46,021	94,787	10,612	(61,872)	(298)	–	2,107	97,388
Micro-business loans	1,087,978	(276,189)	(383,355)	659,532	67,236	(479,918)	31,194	(81,319)	–	96	625,255
Consumer loans	946,312	(202,265)	(412,088)	305,127	188,858	(334,140)	147,216	(1,519)	–	262	637,763
Total	2,812,031	(844,185)	(1,140,026)	1,347,583	448,157	(1,000,836)	381,491	–	–	8,972	2,013,187

Stage 3	Balance at December 31, 2020	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans, liquidation, write-offs and forgivens, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	2,229,427	(29,199)	(97,276)	21,434	299,463	(471,283)	742,567	(26,219)	(27,726)	89,604	2,730,792
Residential mortgage loans	639,750	(39,211)	(94,787)	3,699	45,120	(174,618)	410,446	(1,867)	(5,613)	17,720	800,639
Micro-business loans	1,445,988	(25,295)	(67,236)	18,743	383,355	(1,804,583)	1,166,499	22,871	(6,335)	14,625	1,148,632
Consumer loans	1,463,365	(82,773)	(188,858)	25,628	412,088	(1,618,776)	924,246	5,215	(1,159)	2,440	941,416
Total	5,778,530	(176,478)	(448,157)	69,504	1,140,026	(4,069,260)	3,243,758	–	(40,833)	124,389	5,621,479

Consolidated 3 Stages			Credit loss of the period
	Balance at December 31, 2020	Loan write- offs and forgivens	New loans and liquidation, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021 (**)

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,616,932	(160,079)	(512,040)	828,908	124,443	(27,726)	121,015	3,991,453
Residential mortgage loans	909,424	(39,189)	(76,431)	163,841	(2,007)	(5,613)	24,708	974,733
Micro-business loans	3,144,154	(1,517,271)	67,346	613,778	(121,648)	(6,335)	28,025	2,208,049
Consumer loans	2,765,113	(1,349,843)	(398,322)	871,871	(788)	(1,159)	9,904	1,896,776
Total	10,435,623	(3,066,382)	(919,447)	2,478,398	–	(40,833)	183,652	9,071,011

Stage 1
Loans by class	Balance at December 31, 2019	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans, liquidation, write-offs and forgivens, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	388,685	(319,248)	(22,486)	316,999	17,175	30,824	107,989	155,568	–	45,997	721,503
Residential mortgage loans	38,085	(43,170)	(1,721)	31,320	4,980	30,797	92,322	258	–	5,064	157,935
Micro-business loans	425,642	(854,632)	(63,397)	324,242	26,997	551,140	199,197	(14,574)	–	15,573	610,188
Consumer loans	248,355	(392,000)	(45,561)	418,592	29,305	422,158	(191,856)	(141,252)	–	7,695	355,436
Total	1,100,767	(1,609,050)	(133,165)	1,091,153	78,457	1,034,919	207,652	–	–	74,329	1,845,062

Stage 2	Balance at December 31, 2019	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans, liquidation, write-offs and forgivens, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2020

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	166,135	(316,999)	(118,072)	319,248	42,832	4,911	473,890	91,534	–	2,523	666,002
Residential mortgage loans	25,684	(31,320)	(19,698)	43,170	3,977	(24,980)	113,363	4	–	1,539	111,739
Micro-business loans	249,960	(324,242)	(275,227)	854,632	51,478	(231,405)	851,228	(88,758)	–	312	1,087,978
Consumer loans	513,431	(418,592)	(650,885)	392,000	57,554	(285,948)	1,341,355	(2,780)	–	177	946,312
Total	955,210	(1,091,153)	(1,063,882)	1,609,050	155,841	(537,422)	2,779,836	–	–	4,551	2,812,031

Stage 3	Balance at December 31, 2019	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans, liquidation, write-offs and forgivens, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2020

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	1,315,227	(17,175)	(42,832)	22,486	118,072	(154,589)	989,400	(22,478)	(13,124)	34,440	2,229,427
Residential mortgage loans	472,711	(4,980)	(3,977)	1,721	19,698	(102,806)	247,475	1	(4,523)	14,430	639,750
Micro-business loans	960,885	(26,997)	(51,478)	63,397	275,227	(683,408)	870,928	31,414	(3,511)	9,531	1,445,988
Consumer loans	702,959	(29,305)	(57,554)	45,561	650,885	(954,465)	1,113,651	(8,937)	(2,332)	2,902	1,463,365
Total	3,451,782	(78,457)	(155,841)	133,165	1,063,882	(1,895,268)	3,221,454	–	(23,490)	61,303	5,778,530

Consolidated 3 Stages			Credit loss of the period
Loans by class	Balance at December 31, 2019	Loan write- offs and forgivens	New loans and liquidation, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2020 (**)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	1,870,047	(141,669)	22,815	1,571,279	224,624	(13,124)	82,960	3,616,932
Residential mortgage loans	536,480	(46,519)	(50,470)	453,160	263	(4,523)	21,033	909,424
Micro-business loans	1,636,487	(529,268)	165,595	1,921,353	(71,918)	(3,511)	25,416	3,144,154
Consumer loans	1,464,745	(551,662)	(266,593)	2,263,150	(152,969)	(2,332)	10,774	2,765,113
Total	5,507,759	(1,269,118)	(128,653)	6,208,942	–	(23,490)	140,183	10,435,623

(*)
The movement includes the following effects: (i) calibrations to the PD, LGD and EAD models; (ii) updates to macroeconomic models and projections; (iii) increase or decrease of credit risk of loans due to stage changes; (iv) increase or decrease of credit risk of loans that remain in the same stage.

(**)
The movement in the allowance for loan losses of the period 2021 includes the allowance for direct and indirect loans for approximately S/8,477.3 million y S/593.7 million, respectively (approximately S/9,898.8 million and S/536.9 million, respectively, at December 31, 2020). The expected loan loss for indirect loan is included in “Other liabilities” of the consolidated statement of financial position, Note 13(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2021 and 2020 has been established in accordance with IFRS 9 and is sufficient to cover losses on the loan portfolio.

Gross balance of direct loans, indirect loans and from customers on banker’s acceptances portfolio:

As of December 31, 2021, the gross balance of direct and indirect loans increased compared to December 31, 2020. This was mainly driven by disbursement in the Wholesale Banking portfolio of BCP Stand-alone, due to the economic reactivation after the Pandemic. Microbusiness is the only segment where the loans decreased, due to operations that were reclassified as Commercial loans. In addition, approximately 800.0 million soles migrated from Commercial loans to Consumer loans, because ASB started to comply with Panamá regulation.

Additionally, it is important to note there have been significant movements between stages, due to the end of the grace period of loans disbursed under the program Reactiva Perú, part of which went from Stage 1 to Stage 2 or Stage 3 depending on the increase in their level of credit risk. In addition, a considerable amount of the impairments generated by the Pandemic have materialized, moving to Stage 3. This was partially offset by the high volume of write-offs registered in BCP Stand-alone and Mibanco Perú.

Allowance for loan losses from direct loans, indirect loans and from customers on banker’s acceptances:

As of December 31, 2021, the gross balance of direct and indirect loans decreased compared to December 31, 2020. This was mainly driven by: (i) calibrations of the internal credit risk models, both PD and LGD, which generated a decrease in Stage 1 and 2, which was partially offset by updates to macroeconomic models and projections; (ii) high volume of write-offs, which generated a decrease in Stage 3, mostly due to the impairments generated by the Pandemic, mainly in BCP Stand-alone and Mibanco Perú.

The explanation of the calibrations made to the internal credit risk models is detailed on the note 34.1(c).

d)	Interest rates on loans are set considering the rates prevailing in the markets where the Group’s subsidiaries operate.

e)	A portion of the loan portfolio is collateralized with guarantees received from customers, which mainly consist of mortgages, trust assignments, securities and industrial and mercantile pledges.

f)	The following table presents the gross direct loan portfolio as of December 31, 2021 and 2020 by maturity based on the remaining period to the payment due date:

	2021	2020
	S/(000)	S/(000)
Outstanding loans -
Up to 1 year	64,096,027	51,346,112
From 1 to 3 years	36,354,113	40,897,556
From 3 to 5 years	9,327,203	12,812,446
From 5 to 15 years	26,926,208	23,115,920
More than 15 years	4,150,829	3,806,222
	140,854,380	131,978,256

Internal overdue loans -
Overdue up to 90 days	1,353,655	984,630
Over 90 days	4,208,784	3,700,939
	5,562,439	4,685,569

Total	146,416,819	136,663,825

See credit risk analysis in Note 34.1.